UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22597

Parametric Market Neutral Portfolio

(Formerly, Parametric Structured Absolute Return Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments

Common Stocks — 79.9%

Security	Shares	Value

Australia — 1.2%
AGL Energy, Ltd.	6,263	$92,521
Amcor, Ltd.	26,811	274,662
APA Group	2,615	14,983
Australia and New Zealand Banking Group, Ltd.	5,038	161,218
BHP Billiton, Ltd.	3,327	117,621
Caltex Australia, Ltd.	1,134	19,814
Coca-Cola Amatil, Ltd.	3,677	44,809
Commonwealth Bank of Australia	2,710	195,127
Computershare, Ltd.	3,083	31,287
Crown, Ltd.	1,448	23,084
CSL, Ltd.	1,570	103,204
Flight Centre, Ltd.	426	20,914
Fortescue Metals Group, Ltd.	5,562	27,278
GPT Group	4,603	16,043
Harvey Norman Holdings, Ltd.	17,218	52,983
James Hardie Industries PLC CDI	1,310	13,550
Leighton Holdings, Ltd.	1,693	28,681
National Australia Bank, Ltd.	4,160	139,031
Orica, Ltd.	6,144	122,316
Origin Energy, Ltd.	8,544	118,116
Rio Tinto, Ltd.	1,762	106,023
Seek, Ltd.	1,836	22,556
Sydney Airport	3,269	12,947
Tabcorp Holdings, Ltd.	6,320	21,496
Tatts Group, Ltd.	6,146	18,249
Telstra Corp., Ltd.	41,478	202,963
Transurban Group	5,911	39,653
Wesfarmers, Ltd.(1)	728	29,541
Westfield Group	2,158	22,084
Westfield Retail Trust	9,500	27,716
Westpac Banking Corp.	1,258	40,844
Woodside Petroleum, Ltd.	939	34,424
Woolworths, Ltd.	3,993	131,675

		$2,327,413

Austria — 0.2%
OMV AG	4,822	$230,022
Raiffeisen Bank International AG	3,142	115,248
Verbund AG	2,413	56,605

		$401,875

Belgium — 0.7%
Ageas NV SA	649	$27,579
Anheuser-Busch InBev NV	4,495	465,968

Security	Shares	Value

Belgium (continued)
Belgacom SA	3,901	$106,737
Colruyt SA	2,239	124,908
Delhaize Group SA	332	21,203
Groupe Bruxelles Lambert SA	2,456	219,015
Solvay SA	941	147,138
Telenet Group Holding NV	1,303	71,418
UCB SA	2,110	138,504
Umicore SA	1,724	82,095

		$1,404,565

Brazil — 1.4%
AES Tiete SA, PFC Shares	3,300	$32,343
All America Latina Logistica SA (Units)	11,200	40,041
Banco do Brasil SA	9,700	128,397
Banco Santander Brasil SA ADR	16,000	110,880
BM&F Bovespa SA	22,200	125,122
BR Malls Participacoes SA	5,900	56,994
Bradespar SA, PFC Shares	2,500	29,716
Centrais Eletricas Brasileiras SA	5,300	27,487
Cia de Concessoes Rodoviarias SA (CCR)	11,200	92,319
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,800	61,538
Cia de Saneamento de Minas Gerais-COPASA	1,500	24,337
Cia Energetica de Minas Gerais SA ADR	2,639	23,672
Cia Energetica de Minas Gerais SA, PFC Shares	3,600	32,028
Cia Energetica de Sao Paulo, PFC Shares	2,400	25,055
Cia Hering	5,300	76,770
Cia Paranaense de Energia ADR	2,500	34,700
Cia Siderurgica Nacional SA ADR	7,900	43,766
Cielo SA	3,624	109,903
CPFL Energia SA ADR	2,100	35,448
Diagnosticos da America SA	10,000	51,332
Embraer SA ADR	2,000	58,780
Eneva SA(1)	9,800	19,642
Estacio Participacoes SA	9,300	71,811
Gerdau SA ADR	6,800	53,924
Itau Unibanco Holding SA ADR, PFC Shares	6,510	100,319
Itau Unibanco Holding SA, PFC Shares	7,400	114,499
Lojas Americanas SA, PFC Shares	11,865	87,507
Lojas Renner SA	2,400	72,381
Marcopolo SA, PFC Shares	11,400	29,389
Natura Cosmeticos SA	4,000	79,829
Oi SA ADR	18,499	32,003
PDG Realty SA Empreendimentos e Participacoes(1)	31,800	28,565
Petroleo Brasileiro SA ADR	8,800	153,384
Petroleo Brasileiro SA, PFC Shares	12,100	109,712
Raia Drogasil SA	10,000	72,995

17	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Tim Participacoes SA	7,100	$35,951
Totvs SA	2,000	33,781
Tractebel Energia SA	2,400	40,866
Ultrapar Participacoes SA	1,800	47,851
Vale SA	3,100	49,291
Vale SA ADR	11,500	184,115
Weg SA	3,600	46,889

		$2,685,332

Chile — 0.7%
Aguas Andinas SA, Series A	57,700	$39,086
Antarchile SA, Series A	2,600	39,839
Banco de Chile	527,801	80,450
Banco de Credito e Inversiones	924	54,024
Banco Santander Chile SA ADR	3,056	75,055
Besalco SA	11,900	16,731
Cap SA	1,500	31,154
Cencosud SA	15,900	64,870
Cia Cervecerias Unidas SA	1,900	25,482
Cia General de Electricidad SA	6,200	35,221
Colbun SA	111,100	27,545
Corpbanca SA	3,255,600	36,608
Embotelladora Andina SA, Class B, PFC Shares	4,800	27,071
Empresa Nacional de Electricidad SA	42,900	65,407
Empresas CMPC SA	21,900	65,155
Empresas Copec SA	8,700	127,379
Enersis SA	266,300	89,411
ENTEL SA	2,300	35,395
Latam Airlines Group SA	4,500	74,539
Parque Arauco SA	16,000	30,891
Quinenco SA	5,975	15,525
Ripley Corp. SA	17,800	15,637
S.A.C.I. Falabella SA	12,200	121,416
Salfacorp SA	14,400	16,446
Sigdo Koppers SA	8,300	13,854
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,500	41,415
Sonda SA	18,900	49,072
Vina Concha y Toro SA	16,500	30,278

		$1,344,956

China — 2.1%
Agricultural Bank of China, Ltd., Class H	204,000	$98,307
Air China, Ltd., Class H	70,000	47,659
Anhui Conch Cement Co., Ltd., Class H	19,500	68,176
Baidu, Inc. ADR(1)	1,200	193,080

Security	Shares	Value

China (continued)
Bank of Communications, Ltd., Class H	84,000	$61,550
Beijing Enterprises Holdings, Ltd.	8,000	65,463
Brilliance China Automotive Holdings, Ltd.	18,000	31,346
BYD Co., Ltd., Class H(1)	8,000	39,714
China CITIC Bank Corp., Ltd., Class H	120,000	67,466
China Coal Energy Co., Class H	155,213	95,043
China Communications Construction Co., Ltd., Class H	72,000	58,675
China Construction Bank Corp., Class H	266,000	206,955
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	45,438
China Life Insurance Co., Ltd., Class H	45,000	118,790
China Longyuan Power Group Corp., Class H	43,000	49,417
China Mengniu Dairy Co., Ltd.	7,000	30,657
China Merchants Bank Co., Ltd., Class H	52,500	104,391
China Merchants Holdings (International) Co., Ltd.	16,000	56,617
China Minsheng Banking Corp., Ltd., Class H	70,000	80,216
China Mobile, Ltd.	33,500	348,120
China National Building Material Co., Ltd., Class H	102,000	99,597
China Overseas Land & Investment, Ltd.	30,000	92,777
China Pacific Insurance (Group) Co., Ltd., Class H	26,800	96,672
China Resources Enterprise, Ltd.	16,000	56,562
China Resources Power Holdings Co., Ltd.	28,000	73,475
China Telecom Corp., Ltd., Class H	100,000	52,235
China Yurun Food Group, Ltd.(1)	47,000	31,191
Citic Pacific, Ltd.	30,000	42,550
Ctrip.com International, Ltd. ADR(1)	1,100	59,675
Digital China Holdings, Ltd.	32,000	42,104
Dongfeng Motor Group Co., Ltd., Class H	28,000	39,443
Guangdong Investment, Ltd.	52,000	44,697
Guangzhou Automobile Group Co., Ltd., Class H	34,000	40,309
Home Inns & Hotels Management, Inc. ADR(1)	1,100	38,324
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	104,600	92,195
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	99,654
Jiangxi Copper Co., Ltd., Class H	55,000	105,587
Kunlun Energy Co., Ltd.	78,000	127,798
Lenovo Group, Ltd.	42,000	44,882
Mindray Medical International, Ltd. ADR	800	30,088
NetEase.com, Inc. ADR	800	54,008
New Oriental Education & Technology Group, Inc. ADR	2,000	52,420
PICC Property & Casualty Co., Ltd., Class H	50,000	76,285
Ports Design, Ltd.	39,000	29,043
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	22,474
SINA Corp.(1)	660	55,150
Sino Biopharmaceutical, Ltd.	48,000	33,677
Sinopharm Group Co., Ltd., Class H	14,800	39,992

18	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Sohu.com, Inc.(1)	700	$46,872
Sound Global, Ltd.(1)	68,000	38,195
Tingyi (Cayman Islands) Holding Corp.	22,000	62,155
Tsingtao Brewery Co., Ltd., Class H	4,000	32,732
Want Want China Holdings, Ltd.	51,000	78,154
Weichai Power Co., Ltd., Class H	15,200	60,840
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	23,400
Yanzhou Coal Mining Co., Ltd., Class H	94,000	97,386
ZTE Corp., Class H(1)	14,400	31,382

		$4,011,060

Colombia — 0.4%
Almacenes Exito SA	3,800	$63,656
Banco de Bogota	1,150	40,729
Bancolombia SA ADR, PFC Shares	1,000	56,130
Cementos Argos SA	5,600	29,563
Cia Colombiana de Inversiones SA	6,700	21,527
Ecopetrol SA	45,600	108,437
Empresa de Energia de Bogota SA	29,900	25,123
Grupo Argos SA	2,900	33,623
Grupo Aval Acciones y Valores SA	56,100	39,429
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	42,736
Grupo de Inversiones Suramericana	2,750	54,496
Grupo Nutresa SA	5,470	78,046
Grupo Odinsa SA	3,523	16,085
Interconexion Electrica SA	4,900	24,236
ISAGEN SA ESP	21,100	33,673

		$667,489

Czech Republic — 0.4%
CEZ AS	11,750	$338,126
Komercni Banka AS	800	198,166
New World Resources PLC, Class A	10,220	14,614
Pegas Nonwovens SA	2,940	91,246
Unipetrol AS(1)	8,460	75,818

		$717,970

Denmark — 0.8%
A.P. Moller-Maersk A/S, Class A	8	$72,239
A.P. Moller-Maersk A/S, Class B	10	96,750
Coloplast A/S, Class B	5,185	338,190
Danske Bank A/S(1)	1,163	27,174
DSV A/S	4,535	132,677
Novo Nordisk A/S, Class B	2,773	461,850
Novozymes A/S, Class B	6,007	235,267

Security	Shares	Value

Denmark (continued)
TDC A/S	4,463	$40,315
Tryg A/S	823	75,154
William Demant Holding A/S(1)	597	59,119

		$1,538,735

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$30,086
Commercial International Bank	26,300	162,720
Eastern Tobacco	2,550	38,079
Egypt Kuwaiti Holding Co.	35,600	33,421
Egyptian Financial Group-Hermes Holding SAE(1)	13,800	15,993
El Sewedy Cables Holding Co.	2,000	7,982
Ezz Steel(1)	23,000	42,607
Global Telecom Holding SAE(1)	137,000	93,616
Juhayna Food Industries	47,300	87,132
Orascom Telecom Media and Technology Holding SAE	173,500	16,843
Sidi Kerir Petrochemicals Co.	16,100	38,995
Talaat Moustafa Group(1)	57,300	46,102
Telecom Egypt	14,500	28,551

		$642,127

Finland — 0.7%
Elisa Oyj	5,394	$135,140
Fortum Oyj	3,112	69,419
Kesko Oyj, Class B	860	28,578
Kone Oyj, Class B	3,397	299,487
Metso Oyj	594	23,380
Neste Oil Oyj	4,619	91,587
Nokia Oyj(1)	25,461	193,523
Nokian Renkaat Oyj	461	23,316
Orion Oyj, Class B	3,395	91,245
Sampo Oyj	3,676	173,877
Stora Enso Oyj	7,140	66,301
UPM-Kymmene Oyj	2,069	32,850
Wartsila Oyj	1,868	82,886

		$1,311,589

France — 1.4%
ADP	564	$60,243
Air Liquide SA	2,391	324,970
AXA SA	1,115	27,781
Carrefour SA	1,390	50,739
CGG SA(1)	935	20,551
Christian Dior SA	420	79,689
CNP Assurances	1,104	19,448

19	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

France (continued)
Compagnie Generale des Etablissements Michelin, Class B	95	$9,899
Credit Agricole SA(1)	2,273	27,329
Dassault Systemes SA	711	86,376
Essilor International SA	745	79,838
GDF Suez	5,420	134,328
Groupe FNAC SA(1)	7	196
Iliad SA	94	21,469
Imerys SA	335	26,874
JCDecaux SA	514	20,601
Kering SA	57	12,918
L’Oreal SA	405	69,152
Lagardere SCA	586	21,289
LVMH Moet Hennessy Louis Vuitton SA	1,743	334,648
Natixis	4,697	25,259
Orange SA	1,455	20,001
Pernod-Ricard SA	1,906	228,927
Renault SA	2,402	209,575
Safran SA	2,120	135,167
Sanofi	1,404	149,699
SES SA	691	20,098
Societe BIC SA	699	87,287
Societe Generale	396	22,370
Sodexo	842	81,696
Suez Environnement Co. SA	2,287	39,879
Thales SA	520	31,848
Total SA	1,376	84,422
Unibail-Rodamco SE	90	23,514
Vallourec SA	338	20,118
Veolia Environnement	1,075	18,442

		$2,626,640

Germany — 1.4%
Adidas AG	795	$90,587
BASF SE	206	21,386
Bayerische Motoren Werke AG	889	100,616
Bayerische Motoren Werke AG, PFC Shares	1,031	86,059
Beiersdorf AG	428	40,811
Brenntag AG	97	16,413
Celesio AG	733	22,789
Commerzbank AG(1)	3,732	47,731
Continental AG	166	30,356
Daimler AG	993	81,302
Deutsche Boerse AG	257	19,333
Deutsche Lufthansa AG(1)	814	15,737
Deutsche Post AG	4,268	144,136
Deutsche Telekom AG	4,513	70,920

Security	Shares	Value

Germany (continued)
E.ON AG	1,363	$24,845
Fraport AG	277	21,430
Hannover Rueckversicherung AG	307	24,570
Henkel AG & Co. KGaA	945	87,156
Henkel AG & Co. KGaA, PFC Shares	1,399	151,050
Hochtief AG	228	20,621
Linde AG	2,351	446,280
Muenchener Rueckversicherungs-Gesellschaft AG	103	21,489
Osram Licht AG(1)	2,720	140,876
Porsche Automobil Holding SE, PFC Shares	228	21,290
ProSiebenSat.1 Media AG	593	28,192
RWE AG	760	28,000
RWE AG, PFC Shares	812	27,664
Salzgitter AG	502	22,093
SAP AG	6,282	491,580
Siemens AG	378	48,305
ThyssenKrupp AG(1)	1,562	39,852
United Internet AG	3,321	131,001
Volkswagen AG	93	22,743
Volkswagen AG, PFC Shares	168	42,606

		$2,629,819

Greece — 0.3%
Alpha Bank AE(1)	28,500	$25,528
Costamare, Inc.	1,100	20,427
Diana Shipping, Inc.(1)	1,100	12,474
DryShips, Inc.(1)	4,000	11,000
Ellaktor SA(1)	4,300	18,687
Folli Follie SA(1)	600	17,821
Frigoglass SA(1)	1,288	10,304
Hellenic Petroleum SA	2,093	27,215
Hellenic Telecommunications Organization SA(1)	5,600	70,478
JUMBO SA(1)	1,900	25,493
Metka SA	700	13,143
Motor Oil (Hellas) Corinth Refineries SA	1,200	14,266
Mytilineos Holdings SA(1)	4,300	34,722
National Bank of Greece SA(1)	9,000	51,119
OPAP SA	5,800	72,023
Piraeus Bank SA(1)	20,800	43,420
Public Power Corp. SA	2,799	41,598
Titan Cement Co. SA(1)	1,803	49,043

		$558,761

Hong Kong — 1.0%
AAC Technologies Holdings, Inc.	4,500	$19,772
Bank of East Asia, Ltd.	21,600	93,609

20	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
BOC Hong Kong (Holdings), Ltd.	40,500	$131,743
Cathay Pacific Airways, Ltd.	44,000	87,164
Cheung Kong Infrastructure Holdings, Ltd.	19,000	132,216
CLP Holdings, Ltd.	9,000	72,482
Galaxy Entertainment Group, Ltd.(1)	38,000	283,666
Hang Seng Bank, Ltd.	16,900	282,339
Hong Kong & China Gas Co., Ltd.	86,180	200,871
Hopewell Holdings, Ltd.	17,000	57,361
Li & Fung, Ltd.	20,000	28,120
Link REIT (The)	8,000	40,348
MGM China Holdings, Ltd.	5,200	17,997
MTR Corp., Ltd.	26,000	100,555
Orient Overseas (International), Ltd.	3,500	18,078
Power Assets Holdings, Ltd.	28,000	232,912
Sands China, Ltd.	2,800	19,981
Wheelock & Co., Ltd.	3,000	15,349
Wing Hang Bank, Ltd.	4,000	56,729
Wynn Macau, Ltd.	5,200	19,827

		$1,911,119

Hungary — 0.4%
Magyar Telekom Rt.	43,480	$59,619
MOL Hungarian Oil & Gas Rt.	2,770	189,395
OTP Bank Rt.	10,260	212,846
Richter Gedeon Nyrt.	10,510	199,851

		$661,711

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$27,755
Infosys, Ltd. ADR	4,000	212,240

		$239,995

Indonesia — 0.7%
Adaro Energy Tbk PT	534,500	$48,321
AKR Corporindo Tbk PT	39,000	16,761
Bank Central Asia Tbk PT	140,500	130,174
Bank Mandiri Tbk PT	88,500	67,579
Bank Negara Indonesia Persero Tbk PT	133,000	56,696
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	28,960
Bank Rakyat Indonesia Tbk PT	112,500	78,956
Bumi Resources Tbk PT(1)	560,000	22,551
Energi Mega Persada Tbk PT(1)	1,737,000	12,319
Gudang Garam Tbk PT	19,500	63,755
Indo Tambangraya Megah Tbk PT	11,000	29,167

Security	Shares	Value

Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	28,000	$51,890
Indofood Sukses Makmur Tbk PT	114,500	67,455
Jasa Marga (Persero) Tbk PT	52,500	24,441
Kalbe Farma Tbk PT	400,000	46,053
Lippo Karawaci Tbk PT	274,500	27,486
Media Nusantara Citra Tbk PT	206,500	45,733
Perusahaan Gas Negara Tbk PT	151,500	68,522
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	28,998
Semen Gresik (Persero) Tbk PT	64,000	81,427
Surya Semesta Internusa Tbk PT	156,289	11,081
Tambang Batubara Bukit Asam Tbk PT	19,500	21,020
Telekomunikasi Indonesia Tbk PT	734,000	152,680
Unilever Indonesia Tbk PT	26,000	69,133
United Tractors Tbk PT	37,000	57,427
Wijaya Karya Persero Tbk PT	145,500	24,759
XL Axiata Tbk PT	76,000	30,147

		$1,363,491

Ireland — 0.2%
CRH PLC	5,444	$132,472
Elan Corp. PLC(1)	2,473	41,076
Kerry Group PLC, Class A	4,505	288,522

		$462,070

Israel — 0.4%
Bank Hapoalim B.M.	23,320	$124,843
Bank Leumi Le-Israel B.M.(1)	29,447	112,089
Bezeq Israeli Telecommunication Corp., Ltd.	51,380	89,334
Delek Group, Ltd.	104	35,912
Israel Chemicals, Ltd.	3,091	25,554
Israel Corp., Ltd.(1)	67	33,712
Mizrahi Tefahot Bank, Ltd.	5,302	62,149
NICE Systems, Ltd.	2,302	90,264
Teva Pharmaceutical Industries, Ltd. ADR	6,627	245,795

		$819,652

Italy — 0.9%
Atlantia SpA	4,869	$106,714
Autogrill SpA(1)	2,491	22,361
Enel Green Power SpA	42,660	103,773
Enel SpA	4,608	20,330
ENI SpA	19,307	490,145
Fiat SpA(1)	2,318	18,189
Finmeccanica SpA(1)	5,684	41,653

21	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
Luxottica Group SpA	3,550	$192,308
Pirelli & C. SpA	2,428	34,155
Snam Rete Gas SpA	40,301	207,651
Telecom Italia SpA	21,220	20,701
Telecom Italia SpA, PFC Shares	121,198	94,795
Tenaris SA	2,416	56,521
Terna Rete Elettrica Nazionale SpA	40,309	199,545
UniCredit SpA	2,700	20,268

		$1,629,109

Japan — 2.6%
ABC-Mart, Inc.	700	$35,008
Air Water, Inc.	2,000	28,588
Aisin Seiki Co., Ltd.	600	24,375
All Nippon Airways Co., Ltd.	19,000	39,696
Amada Co., Ltd.	3,000	25,808
Bank of Kyoto, Ltd. (The)	6,000	52,868
Bank of Yokohama, Ltd. (The)	10,000	55,143
Brother Industries, Ltd.	1,800	20,452
Calbee, Inc.	700	18,368
Canon, Inc.	800	25,245
Chiba Bank, Ltd. (The)	6,000	42,773
Chugai Pharmaceutical Co., Ltd.	3,400	79,888
Chugoku Bank, Ltd. (The)	4,000	57,506
Citizen Holdings Co., Ltd.	2,900	20,690
Coca-Cola West Co., Ltd.	1,000	20,283
Dai Nippon Printing Co., Ltd.	2,000	21,012
Daihatsu Motor Co., Ltd.	6,000	116,497
Denso Corp.	400	19,227
Electric Power Development Co., Ltd.	600	19,175
Fuji Electric Co., Ltd.	5,000	22,415
Fuji Heavy Industries, Ltd.	2,000	54,683
FUJIFILM Holdings Corp.	900	22,017
Gunma Bank, Ltd. (The)	13,000	75,220
Hachijuni Bank, Ltd. (The)	11,000	67,953
Hamamatsu Photonics K.K.	800	29,935
Hino Motors, Ltd.	2,000	28,259
Hirose Electric Co., Ltd.	200	30,514
Hiroshima Bank, Ltd. (The)	11,000	46,815
Hitachi Chemical Co., Ltd.	1,400	21,478
Hitachi Construction Machinery Co., Ltd.	1,300	27,532
Hitachi, Ltd.	4,000	27,980
Hoya Corp.	500	11,990
Ibiden Co., Ltd.	1,300	22,536
IHI Corp.	5,000	21,172
Isetan Mitsukoshi Holdings, Ltd.	1,100	16,671

Security	Shares	Value

Japan (continued)
Isuzu Motors, Ltd.	5,000	$31,138
ITOCHU Techno-Solutions Corp.	1,000	39,230
Iyo Bank, Ltd. (The)	6,000	62,650
Japan Airlines Co., Ltd.	2,200	128,595
Japan Tobacco, Inc.	1,200	43,420
JFE Holdings, Inc.	1,100	25,008
Joyo Bank, Ltd. (The)	3,000	15,582
JSR Corp.	1,200	22,858
JTEKT Corp.	2,100	26,960
JX Holdings, Inc.	4,000	19,779
Kamigumi Co., Ltd.	7,000	60,888
Kansai Paint Co., Ltd.	6,000	80,621
Kao Corp.	1,500	49,955
Kawasaki Heavy Industries, Ltd.	8,000	31,260
KDDI Corp.	1,100	59,572
Keikyu Corp.	3,000	28,239
Keio Corp.	6,000	41,571
Keyence Corp.	200	85,718
Kinden Corp.	2,000	21,966
Kirin Holdings Co., Ltd.	2,000	29,231
Komatsu, Ltd.	1,600	35,105
Konami Corp.	900	21,751
Kubota Corp.	2,000	29,613
Kuraray Co., Ltd.	1,800	21,134
Kyowa Hakko Kirin Co., Ltd.	2,000	22,090
Lawson, Inc.	200	16,039
Makita Corp.	600	30,342
Mazda Motor Corp.(1)	4,000	18,006
Miraca Holdings, Inc.	500	22,529
Mitsubishi Electric Corp.	4,000	43,968
Mitsubishi Gas Chemical Co., Inc.	4,000	32,690
Mitsubishi Materials Corp.	8,000	31,299
Mitsubishi Tanabe Pharma Corp.	700	9,873
Mitsui Chemicals, Inc.	11,000	29,241
Mitsui O.S.K. Lines, Ltd.	8,000	33,863
MS&AD Insurance Group Holdings, Inc.	1,100	28,443
Murata Manufacturing Co., Ltd.	200	16,054
NGK Spark Plug Co., Ltd.	4,000	91,352
NHK Spring Co., Ltd.	2,800	29,310
Nippon Electric Glass Co., Ltd.	4,000	20,575
Nippon Meat Packers, Inc.	1,000	14,641
Nippon Telegraph & Telephone Corp.	800	41,584
Nippon Yusen K.K.	5,000	15,277
Nishi-Nippon City Bank, Ltd. (The)	16,000	43,228
Nisshin Seifun Group, Inc.	1,500	16,262
Nitori Holdings Co., Ltd.	400	37,522

22	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	700	$36,709
NOK Corp.	1,300	20,096
NSK, Ltd.	3,000	32,047
NTT DoCoMo, Inc.	8,900	141,199
Odakyu Electric Railway Co., Ltd.	2,000	19,302
OMRON Corp.	700	26,713
Ono Pharmaceutical Co., Ltd.	1,100	83,171
Oracle Corp. Japan	300	11,845
Osaka Gas Co., Ltd.	9,000	37,909
Panasonic Corp.	2,100	21,524
Rakuten, Inc.	1,829	23,831
Ricoh Co., Ltd.	1,000	10,561
Rinnai Corp.	500	38,700
ROHM Co., Ltd.	400	16,419
Sankyo Co., Ltd.	600	28,535
Santen Pharmaceutical Co., Ltd.	800	40,613
Seven Bank, Ltd.	8,300	29,376
Shikoku Electric Power Co., Inc.(1)	1,100	19,634
Shin-Etsu Chemical Co., Ltd.	300	16,963
Shinsei Bank, Ltd.	4,000	9,365
Shiseido Co., Ltd.	1,100	18,818
Shizuoka Bank, Ltd. (The)	7,000	78,760
SoftBank Corp.	900	67,211
Sony Corp.	1,000	17,445
Stanley Electric Co., Ltd.	900	20,935
Sumco Corp.	3,300	29,986
Sumitomo Chemical Co., Ltd.	7,000	25,637
Sumitomo Electric Industries, Ltd.	1,800	26,972
Sumitomo Metal Mining Co., Ltd.	2,000	27,701
Sumitomo Mitsui Trust Holding, Inc.	4,000	19,756
Suntory Beverage & Food, Ltd.(1)	800	26,338
Suruga Bank, Ltd.	3,000	47,590
Suzuken Co., Ltd.	1,600	57,776
Suzuki Motor Corp.	800	20,116
Sysmex Corp.	200	13,249
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,043
Taiyo Nippon Sanso Corp.	3,000	20,572
Takashimaya Co., Ltd.	3,000	28,623
Takeda Pharmaceutical Co., Ltd.	500	23,827
Terumo Corp.	400	19,372
THK Co., Ltd.	1,300	28,377
Toho Gas Co., Ltd.	9,000	46,930
Tohoku Electric Power Co., Inc.(1)	1,500	18,156
Tokyo Electric Power Co., Inc.(1)	5,600	29,887
Tokyo Electron, Ltd.	300	16,462
Tokyo Gas Co., Ltd.	6,000	32,556

Security	Shares	Value

Japan (continued)
TonenGeneral Sekiyu K.K.	8,000	$74,316
TOTO, Ltd.	1,000	14,142
Toyo Seikan Kaisha, Ltd.	1,000	20,783
Toyoda Gosei Co., Ltd.	800	20,004
Toyota Boshoku Corp.	1,800	24,109
Toyota Industries Corp.	400	17,644
Toyota Motor Corp.	700	45,387
Tsumura & Co.	800	25,144
Unicharm Corp.	1,700	109,189
USS Co., Ltd.	3,800	55,649
Yakult Honsha Co., Ltd.	600	30,476
Yamaguchi Financial Group, Inc.	3,000	28,271
Yamaha Corp.	1,400	20,903
Yamaha Motor Co., Ltd.	2,400	36,764
Yamato Holdings Co., Ltd.	700	15,054
Yaskawa Electric Corp.	1,000	12,951
Yokogawa Electric Corp.	1,300	16,989
Yokohama Rubber Co., Ltd. (The)	2,000	19,563

		$4,934,749

Kuwait — 0.4%
Agility Public Warehousing Co. KSC	5,000	$12,579
Al Ahli Bank of Kuwait KSC	21,235	37,153
Al-Qurain Petrochemicals Co.	20,000	16,145
Boubyan Bank KSC(1)	5,750	12,450
Boubyan Petrochemicals Co.	25,700	59,136
Burgan Bank SAK	5,750	11,818
Commercial Bank of Kuwait SAK(1)	10,000	25,215
Gulf Bank(1)	25,837	36,693
Gulf Cable and Electrical Industries Co.	4,300	14,639
Kuwait Finance House KSC	25,856	75,232
Kuwait Foods Co. (Americana)	5,000	43,612
Kuwait Portland Cement Co.	3,600	17,856
Mabanee Co. SAKC	6,000	25,970
Mobile Telecommunications Co.	45,700	114,948
National Bank of Kuwait SAK	33,037	106,641
National Industries Group Holding(1)	37,700	34,705
National Mobile Telecommunication Co. KSC	2,500	17,020
Sultan Center Food Products Co.(1)	74,929	27,077

		$688,889

Malaysia — 0.7%
Airasia Bhd	23,600	$20,035
AMMB Holdings Bhd	19,900	46,705
Axiata Group Bhd	26,600	57,904

23	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Batu Kawan Bhd	6,000	$37,208
Boustead Holdings Bhd	12,050	19,972
British American Tobacco Malaysia Bhd	1,600	32,199
Dialog Group Bhd	30,600	26,652
Digi.com Bhd	33,100	52,424
Felda Global Ventures Holdings Bhd	17,600	25,042
Gamuda Bhd	38,300	59,108
Genting Bhd	15,500	51,460
Hong Leong Bank Bhd	5,800	26,259
IHH Healthcare Bhd(1)	21,700	28,417
IJM Corp. Bhd	19,900	36,590
IOI Corp. Bhd	18,900	32,604
Kuala Lumpur Kepong Bhd	6,500	47,563
Lafarge Malayan Cement Bhd	8,200	25,888
Malayan Banking Bhd	26,800	83,070
Maxis Bhd	18,500	42,159
Multi-Purpose Holdings Bhd	23,600	24,765
Parkson Holdings Bhd	17,600	20,974
Petronas Chemicals Group Bhd	41,400	93,288
Petronas Dagangan Bhd	4,100	39,762
PPB Group Bhd	6,500	30,267
Public Bank Bhd	11,300	65,600
Resorts World Bhd	20,400	27,923
RHB Capital Bhd	15,900	39,778
Sapurakencana Petroleum Bhd(1)	55,897	70,874
Sime Darby Bhd	40,500	122,329
Telekom Malaysia Bhd	19,000	31,547
Tenaga Nasional Bhd	20,600	61,559

		$1,379,925

Mexico — 1.4%
Alfa SAB de CV, Series A	69,800	$191,094
America Movil SAB de CV ADR, Series L	22,200	475,302
Bolsa Mexicana de Valores SAB de CV	26,300	62,448
Cemex SAB de CV ADR(1)	17,780	188,112
Coca Cola Femsa SAB de CV ADR	300	36,462
Compartamos SAB de CV	39,900	77,462
Embotelladoras Arca SAB de CV	9,900	58,578
Empresas ICA SAB de CV(1)	12,000	22,791
Fomento Economico Mexicano SA de CV ADR	1,800	167,940
Genomma Lab Internacional SA de CV(1)	9,700	25,835
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	31,194
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	29,748
Grupo Bimbo SA de CV, Series A	29,400	98,922
Grupo Carso SA de CV, Series A1	11,300	61,570
Grupo Elektra SA de CV	500	16,860

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	36,600	$234,289
Grupo Financiero Inbursa SAB de CV, Class O	67,500	173,933
Grupo Mexico SAB de CV, Series B	39,543	125,322
Grupo Televisa SA ADR	4,700	143,068
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	22,500	45,699
Industrias CH SAB de CV, Series B(1)	5,500	26,987
Industrias Penoles SA de CV	2,500	72,588
Kimberly-Clark de Mexico SAB de CV, Class A	22,300	67,803
Mexichem SAB de CV	15,232	63,463
Minera Frisco SAB de CV(1)	8,400	21,568
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	58,897
TV Azteca SAB de CV, Series CPO	39,000	19,459
Wal-Mart de Mexico SAB de CV, Series V	52,800	137,269

		$2,734,663

Netherlands — 1.0%
Akzo Nobel NV	3,325	$241,376
ASML Holding NV	5,111	483,949
European Aeronautic Defence and Space Co. NV	1,215	83,257
Gemalto NV	337	37,825
Heineken Holding NV	1,103	70,057
Heineken NV	2,531	174,404
ING Groep NV(1)	1,620	20,586
Koninklijke Ahold NV	16,654	316,535
Koninklijke DSM NV	3,638	275,006
Koninklijke KPN NV(1)	6,128	19,511
Koninklijke Vopak NV	336	20,665
QIAGEN NV(1)	3,874	88,912
Reed Elsevier NV	4,728	95,054
Unilever NV	1,309	51,896

		$1,979,033

New Zealand — 0.1%
Auckland International Airport, Ltd.	28,618	$81,013
Contact Energy, Ltd.	5,646	24,483
Fletcher Building, Ltd.	6,648	54,863
Telecom Corporation of New Zealand, Ltd.	21,189	41,116

		$201,475

Norway — 0.6%
Aker Solutions ASA	6,520	$90,078
Gjensidige Forsikring ASA	642	11,983
Norsk Hydro ASA	17,910	79,928
Orkla ASA	3,932	31,873

24	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Norway (continued)
Seadrill, Ltd.	3,001	$138,809
Statoil ASA	12,888	304,946
Subsea 7 SA	3,929	83,090
Telenor ASA	14,568	350,034
Yara International ASA	496	21,361

		$1,112,102

Peru — 0.5%
Alicorp SA	34,300	$107,365
Banco Continental SA	6,900	16,323
Cia de Minas Buenaventura SA ADR	2,700	39,150
Credicorp, Ltd.	1,230	168,018
Ferreyros SA	33,024	21,556
Grana y Montero SA	23,000	99,946
Intergroup Financial Services Corp.	570	19,066
Luz del Sur SAA	11,400	39,672
Sociedad Minera Cerro Verde SAA(1)	600	15,474
Southern Copper Corp.	10,193	284,894
Union Andina de Cementos SAA	16,100	21,018
Volcan Cia Minera SA, Class B	103,855	48,688

		$881,170

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	20,450	$24,088
Aboitiz Power Corp.	30,200	23,775
Alliance Global Group, Inc.	39,400	24,041
Ayala Corp.	2,570	35,883
Ayala Land, Inc.	101,400	69,030
Ayala Land, Inc., PFC Shares(3)	65,600	152
Bank of the Philippine Islands	13,300	30,776
DMCI Holdings, Inc.	9,440	11,308
International Container Terminal Services, Inc.	9,481	22,826
JG Summit Holding, Inc.	25,700	25,972
Jollibee Foods Corp.	4,300	17,661
Manila Electric Co.	3,700	26,022
Metro Pacific Investments Corp.	263,000	29,692
Petron Corp.	37,600	10,790
Philex Mining Corp.	75,900	15,367
Philex Petroleum Corp.(1)	29,500	5,966
Philippine Long Distance Telephone Co.	1,160	76,975
Puregold Price Club, Inc.	10,800	11,276
Robinsons Land Corp.	40,900	21,455
San Miguel Corp.	9,500	16,712
Semirara Mining Corp.	2,400	15,323
SM Investments Corp.	5,325	105,489

Security	Shares	Value

Philippines (continued)
SM Prime Holdings, Inc.	89,500	$39,646
Top Frontier Investment Holdings Inc.(1)	950	1,496
Universal Robina Corp.	7,400	21,842

		$683,563

Poland — 0.7%
AmRest Holdings SE(1)	680	$24,147
Asseco Poland SA	3,530	57,664
Bank Pekao SA	1,960	122,720
BRE Bank SA	300	49,546
Budimex SA	710	29,873
Cyfrowy Polsat SA(1)	4,414	32,112
Emperia Holding SA	1,350	29,954
Enea SA	4,500	21,175
Eurocash SA	2,550	39,171
ING Bank Slaski SA(1)	1,400	51,330
Jastrzebska Spolka Weglowa SA	1,200	25,908
KGHM Polska Miedz SA	2,193	88,536
LPP SA	20	58,552
Lubelski Wegiel Bogdanka SA	590	21,803
Netia SA(1)	12,396	20,516
NG2 SA	740	31,215
Polish Oil & Gas	22,140	40,720
Polska Grupa Energetyczna SA	18,780	109,702
Polski Koncern Naftowy Orlen SA	5,160	72,795
Powszechna Kasa Oszczednosci Bank Polski SA	11,900	157,639
Powszechny Zaklad Ubezpieczen SA	897	136,445
Rovese SA(1)	18,200	13,046
Tauron Polska Energia SA	33,500	54,648
Telekomunikacja Polska SA	16,720	54,150
TVN SA	7,240	36,472

		$1,379,839

Portugal — 0.1%
Banco Espirito Santo SA(1)	19,828	$26,054
EDP-Energias de Portugal SA	28,852	106,205
Galp Energia SGPS SA, Class B	1,976	33,460
Jeronimo Martins SGPS SA	2,970	54,697
Portugal Telecom SGPS SA	4,791	21,595

		$242,011

Qatar — 0.4%
Aamal Co. QSC(1)	6,942	$27,127
Al Meera Consumer Goods Co.	300	11,169
Barwa Real Estate Co.	2,800	20,612

25	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)
Doha Bank, Ltd.	1,200	$18,131
Gulf International Services QSC	1,500	24,124
Industries Qatar	2,645	115,836
Masraf Al Rayan	10,650	85,820
Qatar Electricity & Water Co.	800	34,955
Qatar Gas Transport Co., Ltd. (NAKILAT)	6,500	34,214
Qatar Islamic Bank	1,700	31,544
Qatar National Bank	2,448	111,567
Qatar National Cement Co.	600	16,854
Qatar National Navigation	830	19,646
Qatar Telecom QSC	2,044	78,043
Qatari Investors Group	2,800	24,223
United Development Co.	3,100	18,730
Vodafone Qatar(1)	9,200	23,022

		$695,617

Russia — 1.4%
CTC Media, Inc.	2,300	$29,072
E.ON Russia JSC	607,000	47,180
Etalon Group, Ltd. GDR(1)(4)	4,600	23,962
Federal Grid Co. Unified Energy System JSC(1)	4,681,800	14,387
Federal Hydrogenerating Co. JSC ADR	19,300	32,573
Globaltrans Investment PLC GDR(4)	2,200	33,455
LUKOIL OAO ADR	3,400	222,679
Magnit OJSC	1,020	274,627
Mail.ru Group, Ltd. GDR(4)	1,800	66,368
MMC Norilsk Nickel ADR	6,100	92,145
Mobile TeleSystems OJSC	16,700	176,918
Novolipetsk Steel GDR(4)	900	15,335
OAO Gazprom ADR	40,300	376,700
OAO Inter Rao Ues(1)	150,419,700	43,923
Pharmstandard OJSC GDR(1)(4)	2,600	34,613
PIK Group GDR(1)(4)	9,700	19,533
Rosneft Oil Co. GDR(4)	11,100	87,576
Rostelecom	15,439	56,592
Sberbank of Russia ADR	29,600	377,470
Severstal OAO GDR(4)	4,600	40,070
Surgutneftegas OJSC ADR	11,200	98,745
Surgutneftegas OJSC, PFC Shares	103,100	76,692
Tatneft ADR	1,900	78,064
Uralkali OJSC GDR(4)	3,800	101,399
VimpelCom, Ltd. ADR	4,275	61,517
VTB Bank OJSC GDR(4)	22,600	62,618
Yandex NV, Class A(1)	3,600	132,696

		$2,676,909

Security	Shares	Value

Singapore — 0.9%
Ascendas Real Estate Investment Trust	22,000	$41,829
ComfortDelGro Corp., Ltd.	14,000	21,618
DBS Group Holdings, Ltd.	33,000	444,888
Noble Group, Ltd.	26,000	21,482
Olam International, Ltd.	17,000	21,032
Oversea-Chinese Banking Corp., Ltd.	33,000	276,061
Singapore Airlines, Ltd.	13,000	109,014
Singapore Press Holdings, Ltd.	11,000	37,628
Singapore Technologies Engineering, Ltd.	15,000	50,862
Singapore Telecommunications, Ltd.	78,000	236,869
StarHub, Ltd.	18,000	64,364
United Overseas Bank, Ltd.	10,000	167,466
UOL Group, Ltd.	14,000	74,100
Yangzijiang Shipbuilding Holdings, Ltd.	82,000	77,789

		$1,645,002

South Africa — 1.4%
Adcock Ingram Holdings, Ltd.	5,800	$41,614
AECI, Ltd.	2,500	30,470
African Bank Investments, Ltd.	12,000	20,273
African Rainbow Minerals, Ltd.	1,000	19,146
Anglo Platinum, Ltd.(1)	800	32,340
AngloGold Ashanti, Ltd.	4,200	63,481
Aveng, Ltd.(1)	14,200	41,697
AVI, Ltd.	7,900	46,407
Barclays Africa Group, Ltd.	3,400	52,514
Barloworld, Ltd.	6,000	53,749
Bidvest Group, Ltd.	5,350	142,548
Capital Property Fund	19,700	20,984
Clicks Group, Ltd.	6,800	42,411
Discovery Holdings, Ltd.	4,100	34,647
FirstRand, Ltd.	22,900	82,211
Impala Platinum Holdings, Ltd.	4,486	54,490
Imperial Holdings, Ltd.	2,900	61,637
Kumba Iron Ore, Ltd.	700	29,274
Kumba Resources, Ltd.	2,200	33,692
Liberty Holdings, Ltd.	2,300	28,436
Massmart Holdings, Ltd.	2,200	35,272
Mediclinic International, Ltd.	6,100	45,969
MMI Holdings, Ltd.	10,300	25,251
Mondi, Ltd.	1,900	33,961
Mr. Price Group, Ltd.	1,400	22,034
MTN Group, Ltd.	23,800	473,076
Murray & Roberts Holdings, Ltd.(1)	11,600	35,317
Nampak, Ltd.	4,800	15,869
Nedbank Group, Ltd.	2,200	47,832

26	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Netcare, Ltd.	10,000	$24,814
Remgro, Ltd.	3,000	61,088
Reunert, Ltd.	5,500	38,543
RMB Holdings, Ltd.	6,000	30,079
Sanlam, Ltd.	12,600	67,606
Sasol, Ltd.	4,400	224,830
Shoprite Holdings, Ltd.	4,500	82,407
Spar Group, Ltd. (The)	3,300	42,229
Standard Bank Group, Ltd.	8,300	105,593
Steinhoff International Holdings, Ltd.(1)	10,400	40,147
Sun International, Ltd.	4,200	42,592
Tiger Brands, Ltd.	2,400	70,409
Truworths International, Ltd.	4,100	39,182
Vodacom Group (Pty), Ltd.	5,900	67,676
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	31,516
Woolworths Holdings, Ltd.	8,600	64,683

		$2,699,996

South Korea — 1.4%
Celltrion, Inc.	1,508	$65,577
Cheil Industries, Inc.	650	55,114
Cheil Worldwide, Inc.(1)	1,110	27,349
CJ Corp.	300	31,377
Dongbu Insurance Co., Ltd.	1,020	45,643
Hankook Tire Co., Ltd.	1,100	64,531
Hankook Tire Worldwide Co., Ltd.	869	21,417
Honam Petrochemical Corp.	270	55,323
Hynix Semiconductor, Inc.(1)	2,380	71,616
Hyundai Glovis Co., Ltd.	110	24,388
Hyundai Heavy Industries Co., Ltd.	140	33,432
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	54,288
Hyundai Merchant Marine Co., Ltd.(1)	1,080	13,974
Hyundai Motor Co.	720	171,536
Hyundai Steel Co.	700	57,637
Industrial Bank of Korea	4,750	54,870
Kangwon Land, Inc.	1,580	43,420
Korea Electric Power Corp.(1)	2,600	69,435
Korea Zinc Co., Ltd.	170	49,281
Korean Air Lines Co., Ltd.(1)	531	16,937
Korean Reinsurance Co.	2,578	28,893
KT&G Corp.	1,080	78,854
LG Chem, Ltd.	300	84,625
LG Corp.	490	28,968
LG Display Co., Ltd.(1)	1,210	28,322
LG Electronics, Inc.	1,050	67,259

Security	Shares	Value

South Korea (continued)
LG Hausys, Ltd.	240	$29,049
LIG Insurance Co., Ltd.	1,160	28,872
Naver Corp.	80	44,893
NHN Entertainment Corp.(1)	214	22,898
POSCO	430	128,373
S-Oil Corp.	590	43,053
Samsung C&T Corp.	760	45,097
Samsung Electro-Mechanics Co., Ltd.	350	26,848
Samsung Electronics Co., Ltd.	350	482,670
Samsung Engineering Co., Ltd.	370	26,088
Samsung Fine Chemicals Co., Ltd.	470	21,244
Samsung Fire & Marine Insurance Co., Ltd.	390	91,199
Samsung Heavy Industries Co., Ltd.	990	36,301
Samsung Life Insurance Co., Ltd.	970	95,511
Samsung Securities Co., Ltd.	1,060	46,990
SK Broadband Co., Ltd.(1)	4,000	17,096
SK Chemicals Co., Ltd.	510	24,932
SK Telecom Co., Ltd. ADR	3,600	88,128
TONGYANG Securities, Inc.	9,480	21,577
Woori Finance Holdings Co., Ltd.	3,900	46,204

		$2,711,089

Spain — 0.9%
Abertis Infraestructuras SA	5,095	$109,160
Acerinox SA	1,283	16,912
ACS Actividades de Construccion y Servicios SA	916	30,049
Amadeus IT Holding SA, Class A	4,104	152,268
CaixaBank SA	16,029	83,081
Distribuidora Internacional de Alimentacion SA	4,619	42,111
Enagas	5,610	149,787
Ferrovial SA	10,167	193,801
Grifols SA	2,221	91,031
Iberdrola SA	4,551	28,566
Indra Sistemas SA	3,009	49,621
Industria de Diseno Textil SA	1,503	246,851
International Consolidated Airlines Group SA(1)	9,826	54,569
Red Electrica Corp. SA	2,014	125,401
Repsol SA	4,739	127,057
Telefonica SA(1)	12,507	220,115
Zardoya Otis SA	2,378	41,369

		$1,761,749

Sweden — 1.1%
Atlas Copco AB, Class A	1,107	$30,672
Elekta AB, Class B	2,411	35,608

27	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Getinge AB, Class B	1,220	$38,650
Hennes & Mauritz AB, Class B	6,147	265,623
Holmen AB, Class B	1,988	66,036
Investor AB, Class B	4,931	158,099
Lundin Petroleum AB(1)	999	20,588
Millicom International Cellular SA SDR	921	84,968
Nordea Bank AB	21,306	272,536
Scania AB, Class B	1,443	28,922
Skandinaviska Enskilda Banken AB, Class A	13,169	159,280
Skanska AB, Class B	5,230	100,700
SKF AB, Class B	1,702	45,034
Svenska Cellulosa AB, Class B	1,144	32,434
Swedbank AB, Class A	6,172	160,634
Tele2 AB, Class B	5,512	66,438
Telefonaktiebolaget LM Ericsson, Class B	3,788	45,309
TeliaSonera AB	46,545	384,880

		$1,996,411

Switzerland — 1.4%
Actelion, Ltd.(1)	2,011	$155,592
Adecco SA (1)	1,744	128,609
Baloise Holding AG	319	37,060
Credit Suisse Group AG(1)	877	27,282
Geberit AG	106	31,669
Givaudan SA(1)	54	76,582
Lonza Group AG(1)	659	58,824
Nestle SA	7,563	545,927
Novartis AG	4,193	325,471
Roche Holding AG PC	1,238	342,351
Schindler Holding AG	792	112,712
Schindler Holding AG PC	196	27,780
Sonova Holding AG(1)	968	125,977
Sulzer AG	212	33,165
Swatch Group, Ltd. (The), Bearer Shares	218	139,235
Swiss Life Holding AG(1)	44	8,724
Swiss Reinsurance Co., Ltd.(1)	3,168	278,095
Swisscom AG	374	190,761
Zurich Insurance Group AG(1)	331	91,463

		$2,737,279

Taiwan — 1.5%
Acer, Inc.(1)	73,000	$47,695
Advanced Semiconductor Engineering, Inc.	87,931	86,581
Ambassador Hotel	22,000	21,903
Asia Cement Corp.	30,178	40,936

Security	Shares	Value

Taiwan (continued)
Asia Optical Co., Inc.(1)	27,000	$26,820
Asustek Computer, Inc.	9,000	68,689
Catcher Technology Co., Ltd.	15,000	87,212
Cathay Financial Holding Co., Ltd.	44,610	67,395
Cheng Shin Rubber Industry Co., Ltd.	20,765	55,370
China Airlines, Ltd.(1)	68,178	24,697
China Development Financial Holding Corp.	132,000	39,454
Chinatrust Financial Holding Co., Ltd.	101,057	68,550
Chong Hong Construction Co., Ltd.	6,110	20,079
Chunghwa Telecom Co., Ltd.	38,000	121,998
Compal Electronics, Inc.	54,000	42,252
Delta Electronics, Inc.	9,000	46,804
EVA Airways Corp.(1)	45,000	25,050
Far Eastern Department Stores, Ltd.	31,600	33,989
Far Eastern New Century Corp.	66,494	76,378
Far EasTone Telecommunications Co., Ltd.	26,000	59,561
First Financial Holding Co., Ltd.	63,313	39,185
Formosa Chemicals & Fibre Corp.	24,900	71,969
Formosa Petrochemical Corp.	18,000	48,357
Formosa Plastics Corp.	34,240	93,048
Formosan Rubber Group, Inc.	29,000	27,517
Foxconn International Holdings, Ltd.(1)	100,000	56,200
Foxconn Technology Co., Ltd.	19,845	49,872
Fubon Financial Holding Co., Ltd.	46,496	68,143
Giant Manufacturing Co., Ltd.	3,000	22,515
Goldsun Development & Construction Co., Ltd.	63,000	26,046
Hotai Motor Co., Ltd.	4,000	47,584
Hua Nan Financial Holdings Co., Ltd.	47,435	28,124
Mega Financial Holding Co., Ltd.	32,900	28,488
Nan Ya Plastics Corp.	29,410	67,079
Pou Chen Corp.	38,000	46,288
President Chain Store Corp.	5,000	36,470
Quanta Computer, Inc.	39,000	92,461
Radiant Opto-Electronics Corp.	16,789	62,824
Sanyang Industrial Co., Ltd.	12,000	21,000
Shin Kong Synthetic Fibers Corp.	71,000	24,533
Siliconware Precision Industries Co., Ltd.	46,000	55,888
Sincere Navigation	24,000	22,309
Standard Foods Corp.	7,052	21,623
Synnex Technology International Corp.	33,000	52,646
Taishin Financial Holdings Co., Ltd.	64,076	32,362
Taiwan Cement Corp.	23,000	33,474
Taiwan Cooperative Financial Holding Co., Ltd.	32,533	18,294
Taiwan Fertilizer Co., Ltd.	11,000	26,212
TPK Holding Co., Ltd.	6,887	48,342
TTY Biopharm Co., Ltd.	8,145	31,721
Uni-President Enterprises Corp.	46,100	87,790

28	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	184,000	$78,055
Waterland Financial Holdings	67,485	23,212
Wistron Corp.	71,505	67,131
Yageo Corp.	84,000	28,609
Yuanta Financial Holding Co., Ltd.	86,000	46,897
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	26,004
Yulon Motor Co., Ltd.	13,000	22,946

		$2,742,631

Thailand — 0.7%
Advanced Info Service PCL(5)	13,800	$113,004
Airports of Thailand PCL(5)	7,300	49,681
Bangkok Bank PCL(5)	3,900	25,886
Bangkok Dusit Medical Services PCL(5)	4,600	19,797
Bank of Ayudhya PCL(5)	23,400	28,793
Banpu PCL(5)	23,000	21,385
BEC World PCL(5)	15,500	28,982
Berli Jucker PCL(5)	18,000	28,721
Big C Supercenter PCL(5)	4,000	25,011
BTS Group Holdings PCL	50,000	14,128
Central Pattana PCL(5)	16,600	25,532
Charoen Pokphand Foods PCL(5)	42,900	33,477
CP ALL PCL(5)	65,500	82,639
Delta Electronics (Thailand) PCL(5)	13,100	20,086
Electricity Generating PCL(5)	3,800	15,617
Hana Microelectronics PCL(5)	38,700	28,357
IRPC PCL(5)	142,000	16,336
Kasikornbank PCL(5)	13,300	83,150
Krung Thai Bank PCL(5)	32,600	21,322
Minor International PCL(5)	43,600	38,832
PTT Exploration & Production PCL(5)	15,012	81,228
PTT Global Chemical PCL(5)	12,600	31,774
PTT PCL(5)	9,400	95,694
Ratchaburi Electricity Generating Holding PCL(5)	9,000	14,593
Shin Corp. PCL(5)	8,200	22,176
Siam Cement PCL (The)(5)	3,600	50,822
Siam Commercial Bank PCL(5)	17,500	92,788
Sino Thai Engineering & Construction PCL(5)	20,586	15,330
Thai Beverage PCL	142,000	62,258
Thai Oil PCL(5)	9,000	18,218
Thai Union Frozen Products PCL(5)	11,160	20,153
Thanachart Capital PCL(5)	19,800	21,996
TMB Bank PCL(5)	355,700	31,384
Total Access Communication PCL(5)	11,600	41,897
True Corp. PCL(1)(5)	85,200	24,191

		$1,345,238

Security	Shares	Value

Turkey — 0.7%
Akbank TAS	25,500	$99,670
Akenerji Elektrik Uretim AS(1)	32,983	22,094
Anadolu Efes Biracilik ve Malt Sanayii AS	2,500	31,837
Arcelik AS	3,600	22,925
BIM Birlesik Magazalar AS	3,000	62,766
Coca-Cola Icecek AS	1,500	42,897
Dogan Sirketler Grubu Holding AS(1)	61,400	27,628
Enka Insaat ve Sanayi AS	13,915	40,686
Eregli Demir ve Celik Fabrikalari TAS	59,180	81,826
Ford Otomotiv Sanayi AS	2,100	29,482
Haci Omer Sabanci Holding AS	10,600	50,147
Is Gayrimenkul Yatirim Ortakligi AS	24,990	17,982
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	33,629	21,123
KOC Holding AS	16,020	78,462
Koza Altin Isletmeleri AS	2,100	37,147
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	20,182
Petkim Petrokimya Holding AS(1)	15,600	24,556
Tekfen Holding AS	6,700	16,115
Tupras-Turkiye Petrol Rafinerileri AS	3,000	67,813
Turk Hava Yollari Anonim Ortakligi (THY) AS	15,345	59,833
Turk Sise ve Cam Fabrikalari AS	22,461	32,958
Turk Telekomunikasyon AS	16,500	56,858
Turkcell Iletisim Hizmetleri AS(1)	15,300	94,946
Turkiye Garanti Bankasi AS	23,000	92,226
Turkiye Halk Bankasi AS	7,600	61,068
Turkiye Is Bankasi	22,400	61,194
Turkiye Vakiflar Bankasi TAO	17,600	42,112
Ulker Gida Sanayi ve Ticaret AS	3,300	25,173
Yapi ve Kredi Bankasi AS	10,500	24,235
Yazicilar Holding AS	3,300	36,556

		$1,382,497

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	46,900	$63,924
Abu Dhabi National Hotels	13,000	8,653
Air Arabia (PJSC)	125,700	49,592
Aldar Properties (PJSC)	39,200	28,830
Arabtec Holding Co.(1)	43,100	32,058
DP World, Ltd.	8,700	146,928
Emaar Properties (PJSC)	66,100	109,278
First Gulf Bank (PJSC)	18,900	83,473
National Bank of Abu Dhabi (PJSC)	27,218	92,435
Ras Al Khaimah Ceramics	82,200	61,493
Union National Bank	17,575	24,093

		$700,757

29	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United Kingdom — 2.7%
Aberdeen Asset Management PLC	4,477	$31,773
Anglo American PLC	3,496	83,123
Associated British Foods PLC	3,235	117,608
AstraZeneca PLC	1,875	99,263
Aviva PLC	27,474	197,233
BAE Systems PLC	10,790	78,708
Barclays PLC	44,052	185,347
BHP Billiton PLC	1,976	60,976
BP PLC	35,923	278,856
Bunzl PLC	889	19,610
Burberry Group PLC	6,793	166,928
Capita PLC	3,598	56,878
Centrica PLC	43,784	247,631
Cobham PLC	12,471	57,595
Coca-Cola HBC AG(1)	2,335	67,156
Compass Group PLC	2,884	41,475
Croda International PLC	328	12,817
Diageo PLC	9,898	315,523
Experian PLC	1,622	33,022
Fresnillo PLC	1,831	28,623
GlaxoSmithKline PLC	803	21,169
HSBC Holdings PLC	15,964	174,987
Kingfisher PLC	5,668	34,288
Lloyds Banking Group PLC(1)	162,873	201,441
Marks & Spencer Group PLC	7,474	60,271
Melrose Industries PLC	11,696	59,962
National Grid PLC	3,293	41,382
Next PLC	492	42,965
Old Mutual PLC	63,581	207,213
Prudential PLC	3,475	71,066
Randgold Resources, Ltd.	979	72,604
Reed Elsevier PLC	2,870	40,204
Rexam PLC	2,671	22,242
Rio Tinto PLC	1,707	86,374
Rolls-Royce Holdings PLC(1)	2,235	41,175
Rolls-Royce Holdings PLC, PFC Shares(1)	1,024,020	1,642
Royal Dutch Shell PLC, Class A	8,768	292,017
Royal Dutch Shell PLC, Class B	1,163	40,263
Sage Group PLC (The)	7,790	42,025
Schroders PLC	1,122	46,308
Serco Group PLC	8,839	78,984
Severn Trent PLC	778	23,223
Shire PLC	1,001	44,385
Smiths Group PLC	2,503	57,607
SSE PLC	1,270	28,810
Standard Chartered PLC	7,527	180,723

Security	Shares	Value

United Kingdom (continued)
Tesco PLC	32,181	$187,716
Travis Perkins PLC	2,166	64,412
Tullow Oil PLC	6,065	91,674
Unilever PLC	603	24,452
United Utilities Group PLC	1,376	15,562
Vodafone Group PLC	74,953	274,535
Whitbread PLC	1,645	90,460
WM Morrison Supermarkets PLC	4,181	18,865
Wolseley PLC	1,073	57,761

		$5,018,912

United States — 40.8%
3M Co.	4,350	$547,447
A.O. Smith Corp.	542	27,994
Abaxis, Inc.	716	25,583
Abbott Laboratories	10,889	397,993
AbbVie, Inc.	4,085	197,918
Accenture PLC, Class A	2,536	186,396
Acorda Therapeutics, Inc.(1)	1,347	41,232
Actavis PLC(1)	1,103	170,502
Acuity Brands, Inc.	418	42,013
Advance Auto Parts, Inc.	215	21,324
Advisory Board Co. (The)(1)	845	57,967
AGL Resources, Inc.	4,513	215,992
Air Products and Chemicals, Inc.	3,002	327,248
Airgas, Inc.	2,408	262,641
Akamai Technologies, Inc.(1)	501	22,415
Alaska Air Group, Inc.	652	46,070
Alere, Inc.(1)	1,048	35,349
Alexion Pharmaceuticals, Inc.(1)	663	81,516
Allergan, Inc.	669	60,618
ALLETE, Inc.	1,557	78,675
Allied Nevada Gold Corp.(1)	11,792	48,111
Allied World Assurance Co. Holdings, Ltd.	261	28,264
Altera Corp.	533	17,909
Altria Group, Inc.	13,134	488,979
Amazon.com, Inc.(1)	806	293,408
Amdocs, Ltd.	7,289	280,262
Ameren Corp.	5,571	201,559
American Electric Power Co., Inc.	4,261	199,585
American Express Co.	1,483	121,309
American Financial Group, Inc.	3,584	201,636
American States Water Co.	1,494	42,549
American Tower Corp.	1,391	110,376
American Water Works Co., Inc.	2,095	89,813
AmerisourceBergen Corp.	3,711	242,440

30	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Amgen, Inc.	3,597	$417,252
Amsurg Corp.(1)	2,208	94,701
Analog Devices, Inc.	7,807	384,885
Analogic Corp.	311	28,684
AOL, Inc.(1)	2,076	75,234
Aon PLC	2,455	194,166
Apache Corp.	799	70,951
Apple, Inc.	847	442,430
Applied Industrial Technologies, Inc.	1,936	91,592
Applied Materials, Inc.	3,719	66,384
AptarGroup, Inc.	3,551	227,832
Aqua America, Inc.	3,571	89,918
Arch Capital Group, Ltd.(1)	1,291	74,826
Argo Group International Holdings, Ltd.	1,941	81,483
Arthur J. Gallagher & Co.	4,875	231,319
Ascent Capital Group, Inc., Series A(1)	213	17,981
Associated Banc-Corp.	2,471	40,178
Astoria Financial Corp.	1,769	23,368
AT&T, Inc.	23,274	842,519
ATMI, Inc.(1)	1,089	29,773
Automatic Data Processing, Inc.	6,689	501,474
AutoNation, Inc.(1)	435	20,980
AutoZone, Inc.(1)	257	111,715
Avago Technologies, Ltd.	1,302	59,150
Avery Dennison Corp.	5,259	247,804
Avista Corp.	1,068	29,680
Axis Capital Holdings, Ltd.	1,105	52,399
AZZ, Inc.	1,018	45,708
Banco Latinoamericano de Comercio Exterior SA, Class E	936	24,551
Bank of Hawaii Corp.	5,391	312,570
Bank of the Ozarks, Inc.	480	23,750
BankUnited, Inc.	1,840	56,617
Baxter International, Inc.	2,776	182,855
BB&T Corp.	2,471	83,940
Becton, Dickinson and Co.	1,954	205,424
Bemis Co., Inc.	5,705	227,629
Berkshire Hathaway, Inc., Class B(1)	2,772	319,002
Bio Reference Labs, Inc.(1)	808	26,187
Biogen Idec, Inc.(1)	266	64,955
BioMarin Pharmaceutical, Inc.(1)	519	32,604
Black Hills Corp.	1,679	85,159
Blackbaud, Inc.	1,358	48,888
Bob Evans Farms, Inc.	658	37,565
Boston Private Financial Holdings, Inc.	2,240	25,514
Bristol-Myers Squibb Co.	10,073	529,034
Bristow Group, Inc.	4,101	330,007
Broadridge Financial Solutions, Inc.	6,474	227,626

Security	Shares	Value

United States (continued)
Brown and Brown, Inc.	1,635	$52,206
Brown-Forman Corp., Class B	3,392	247,548
Buffalo Wild Wings, Inc.(1)	272	38,782
Bunge, Ltd.	880	72,274
C.H. Robinson Worldwide, Inc.	903	53,945
CA, Inc.	7,738	245,759
Cabot Microelectronics Corp.(1)	1,811	74,052
California Water Service Group	1,648	35,926
Campbell Soup Co.	7,895	336,090
Cardinal Health, Inc.	4,389	257,459
Carnival Corp.	5,605	194,213
Caterpillar, Inc.	2,777	231,491
Celgene Corp.(1)	1,791	265,946
Celldex Therapeutics, Inc.(1)	2,014	46,141
CenturyLink, Inc.	10,110	342,325
Cerner Corp.(1)	2,861	160,302
Charles River Laboratories International, Inc.(1)	1,062	52,261
Chemical Financial Corp.	2,358	69,066
Chevron Corp.	4,625	554,815
Chipotle Mexican Grill, Inc.(1)	358	188,655
Cincinnati Financial Corp.	4,112	205,600
Cinemark Holdings, Inc.	6,178	202,700
Cintas Corp.	3,799	204,272
City Holding Co.	521	23,706
City National Corp.	1,034	74,562
Clean Harbors, Inc.(1)	866	53,476
Clorox Co. (The)	3,399	306,556
CME Group, Inc.	2,602	193,094
Coca-Cola Co. (The)	13,081	517,615
Coeur d’Alene Mines Corp.(1)	11,837	144,530
Cogent Communications Group, Inc.	1,139	40,013
Cognizant Technology Solutions Corp., Class A(1)	2,006	174,382
Colgate-Palmolive Co.	3,255	210,696
Colony Financial, Inc.	854	17,276
Columbia Banking System, Inc.	563	14,463
Comerica, Inc.	2,539	109,939
Commerce Bancshares, Inc.	4,481	206,171
Compass Minerals International, Inc.	3,108	231,453
ConAgra Foods, Inc.	7,735	246,050
CONMED Corp.	2,192	79,504
ConocoPhillips	6,262	459,005
Consolidated Edison, Inc.	5,327	310,138
Copa Holdings SA, Class A	1,886	282,032
Costar Group, Inc.(1)	320	56,637
Costco Wholesale Corp.	5,488	647,584
Covanta Holding Corp.	12,024	206,452
Cracker Barrel Old Country Store, Inc.	2,057	226,003

31	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Credit Acceptance Corp.(1)	192	$22,714
CST Brands, Inc.	667	21,504
Cullen/Frost Bankers, Inc.	3,579	253,357
Cummins, Inc.	306	38,868
CVR Energy, Inc.	5,932	235,619
CVS Caremark Corp.	3,168	197,240
Darden Restaurants, Inc.	6,366	328,040
Deere & Co.	2,735	223,832
Delta Air Lines, Inc.	2,450	64,631
Devon Energy Corp.	4,079	257,874
Diamond Offshore Drilling, Inc.	2,941	182,136
DineEquity, Inc.	3,428	281,336
Discovery Communications, Inc., Class A(1)	1,133	100,746
Dollar Tree, Inc.(1)	318	18,571
Dominion Resources, Inc.	6,028	384,285
Domtar Corp.	2,953	250,149
Dow Chemical Co. (The)	5,011	197,784
Dr Pepper Snapple Group, Inc.	4,098	194,040
DST Systems, Inc.	2,565	217,435
DSW, Inc., Class A	62	5,436
DTE Energy Co.	3,704	256,095
Duke Energy Corp.	7,760	556,625
E.I. du Pont de Nemours & Co.	6,628	405,634
Eaton Corp. PLC	1,486	104,852
eBay, Inc.(1)	2,377	125,292
Ecolab, Inc.	1,831	194,086
Edwards Lifesciences Corp.(1)	1,149	74,903
Electronics for Imaging, Inc.(1)	1,557	53,421
Eli Lilly & Co.	8,067	401,898
EMC Corp.	2,221	53,459
EMCOR Group, Inc.	999	37,023
Emerson Electric Co.	6,214	416,152
Endurance Specialty Holdings, Ltd.	4,041	223,427
EnPro Industries, Inc.(1)	539	32,162
Enstar Group, Ltd.(1)	607	82,510
Entergy Corp.	3,087	199,791
ESCO Technologies, Inc.	1,056	38,100
Everest Re Group, Ltd.	692	106,388
Expeditors International of Washington, Inc.	1,908	86,413
Exxon Mobil Corp.	9,749	873,705
Facebook, Inc., Class A(1)	7,711	387,555
Family Dollar Stores, Inc.	1,027	70,740
Fastenal Co.	688	34,262
FedEx Corp.	1,914	250,734
Fidelity National Information Services, Inc.	2,258	110,078
First Cash Financial Services, Inc.(1)	448	27,100

Security	Shares	Value

United States (continued)
First Commonwealth Financial Corp.	2,296	$19,952
First Financial Bankshares, Inc.	1,009	62,064
First Midwest Bancorp, Inc.	1,278	21,253
First Niagara Financial Group, Inc.	5,011	55,271
FirstEnergy Corp.	5,063	191,736
Fiserv, Inc.(1)	454	47,547
Foot Locker, Inc.	669	23,214
Forward Air Corp.	1,084	43,880
Franklin Electric Co., Inc.	554	20,969
Freeport-McMoRan Copper & Gold, Inc.	5,824	214,090
Frontier Communications Corp.	68,594	302,500
Garmin, Ltd.	5,073	237,163
Gartner, Inc.(1)	906	53,409
General Electric Co.	8,106	211,891
General Mills, Inc.	7,567	381,528
Genesco, Inc.(1)	287	19,548
Genuine Parts Co.	2,966	233,810
Gilead Sciences, Inc.(1)	1,314	93,281
Global Payments, Inc.	566	33,666
Golar LNG, Ltd.	5,961	221,332
Google, Inc., Class A(1)	450	463,761
GulfMark Offshore, Inc., Class A	556	27,678
Halliburton Co.	1,149	60,931
Hanger Orthopedic Group, Inc.(1)	598	21,947
Harris Corp.	3,374	209,053
Hasbro, Inc.	5,026	259,593
Hawaiian Electric Industries Co.	7,379	196,060
HeartWare International, Inc.(1)	378	27,428
Hecla Mining Co.	15,974	49,839
HEICO Corp.	790	42,328
Hershey Co. (The)	2,766	274,498
Hillenbrand, Inc.	2,112	59,601
Hittite Microwave Corp.(1)	593	37,887
HollyFrontier Corp.	7,803	359,406
Home BancShares, Inc.	262	8,877
Home Depot, Inc. (The)	3,342	260,308
Howard Hughes Corp. (The)(1)	581	68,006
Hubbell, Inc., Class B	303	32,585
IBERIABANK Corp.	578	33,773
ICU Medical, Inc.(1)	542	33,496
IDACORP, Inc.	407	21,001
IDEX Corp.	526	36,373
IHS, Inc.(1)	227	24,754
Illinois Tool Works, Inc.	5,865	462,103
Integrys Energy Group, Inc.	4,447	260,950
Intel Corp.	18,609	454,618

32	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
International Business Machines Corp.	2,203	$394,800
International Flavors & Fragrances, Inc.	2,519	208,195
Intersil Corp.	4,056	45,265
Investors Bancorp, Inc.	1,430	33,905
Isis Pharmaceuticals, Inc.(1)	2,198	73,127
J.B. Hunt Transport Services, Inc.	68	5,102
j2 Global, Inc.	2,000	109,960
Jack Henry & Associates, Inc.	3,797	207,354
Jack in the Box, Inc.(1)	2,086	84,858
JetBlue Airways Corp.(1)	6,734	47,744
Johnson & Johnson	7,654	708,837
Jones Lang LaSalle, Inc.	222	21,134
JoS. A. Bank Clothiers, Inc.(1)	435	20,871
Kaiser Aluminum Corp.	534	36,018
Kellogg Co.	3,991	252,431
KeyCorp	5,730	71,797
Kimberly-Clark Corp.	2,466	266,328
Kinder Morgan, Inc.	3,833	135,343
Kirby Corp.(1)	273	24,158
Kohl’s Corp.	1,127	64,014
Kraft Foods Group, Inc.	1,023	55,631
L Brands, Inc.	3,399	212,811
L-3 Communications Holdings, Inc.	2,177	218,680
L.B. Foster Co., Class A	1,424	66,572
Laboratory Corp. of America Holdings(1)	421	42,479
Lam Research Corp.(1)	491	26,627
Landstar System, Inc.	4,105	226,965
Las Vegas Sands Corp.	723	50,769
Leggett & Platt, Inc.	6,046	179,808
Leidos Holdings, Inc.	3,833	180,496
Lennox International, Inc.	972	75,874
Linear Technology Corp.	5,958	245,112
Lions Gate Entertainment Corp.(1)	2,569	88,836
Lockheed Martin Corp.	1,632	217,611
Lorillard, Inc.	4,834	246,582
Lowe’s Companies, Inc.	3,729	185,630
M&T Bank Corp.	3,269	367,861
Madison Square Garden Co. (The)(1)	1,273	77,042
Manhattan Associates, Inc.(1)	254	27,054
Marathon Oil Corp.	7,896	278,413
Marathon Petroleum Corp.	3,841	275,246
Marsh & McLennan Cos., Inc.	7,992	366,034
Martin Marietta Materials, Inc.	722	70,821
MasterCard, Inc., Class A	418	299,748
Mattel, Inc.	4,935	218,966
Maxim Integrated Products, Inc.	362	10,751
McCormick & Co., Inc.	878	60,714

Security	Shares	Value

United States (continued)
McDonald’s Corp.	6,043	$583,270
McGraw Hill Financial, Inc.	2,667	185,837
McKesson Corp.	3,036	474,648
MDC Holdings, Inc.	765	22,330
MeadWestvaco Corp.	5,368	187,075
Medicines Co. (The)(1)	888	30,121
Medtronic, Inc.	3,685	211,519
Merck & Co., Inc.	10,241	461,767
Mercury General Corp.	4,771	222,138
Meredith Corp.	6,141	315,033
MGE Energy, Inc.	413	23,256
Microchip Technology, Inc.	5,922	254,409
Microsoft Corp.	14,687	519,185
Minerals Technologies, Inc.	932	52,779
Molex, Inc.	5,716	220,638
Mondelez International, Inc., Class A	4,384	147,478
Monsanto Co.	1,436	150,608
Morningstar, Inc.	257	20,635
Mueller Industries, Inc.	843	50,824
Murphy Oil Corp.	4,175	251,836
Murphy USA, Inc.(1)	361	14,649
MWI Veterinary Supply, Inc.(1)	182	28,872
National Health Investors, Inc.	289	18,068
National Healthcare Corp.	397	19,207
National Oilwell Varco, Inc.	2,995	243,134
Nektar Therapeutics(1)	3,830	36,423
Neogen Corp.(1)	576	26,623
New Jersey Resources Corp.	412	18,964
New York Community Bancorp, Inc.	19,635	318,283
Newmont Mining Corp.	15,061	410,563
NextEra Energy, Inc.	2,168	183,738
NIC, Inc.	1,775	43,701
NII Holdings, Inc.(1)	8,621	29,656
Noble Energy, Inc.	3,262	244,422
Nordstrom, Inc.	1,133	68,513
Northern Trust Corp.	2,242	126,494
Northrop Grumman Corp.	2,144	230,501
NorthStar Realty Finance Corp.	9,360	87,329
NorthWestern Corp.	2,125	97,410
Nucor Corp.	4,256	220,333
O’Reilly Automotive, Inc.(1)	490	60,667
Occidental Petroleum Corp.	3,347	321,580
Oceaneering International, Inc.	2,909	249,825
OGE Energy Corp.	1,034	38,155
Old Republic International Corp.	12,934	217,162
Olin Corp.	8,009	180,283
Omnicare, Inc.	523	28,843

33	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Omnicom Group, Inc.	4,698	$319,981
Oneok, Inc.	2,745	155,093
OpenTable, Inc.(1)	392	27,236
Oracle Corp.	2,609	87,402
Orthofix International NV(1)	1,741	35,673
Owens & Minor, Inc.	5,672	212,246
Packaging Corp. of America	3,818	237,785
PacWest Bancorp	1,624	61,793
Pandora Media, Inc.(1)	1,986	49,908
Panera Bread Co., Class A(1)	232	36,637
Papa John’s International, Inc.	814	61,595
Parker Hannifin Corp.	758	88,474
PartnerRe, Ltd.	2,701	270,667
Patterson Cos., Inc.	5,737	243,880
Paychex, Inc.	7,429	313,950
PDL BioPharma, Inc.	25,200	203,868
PennyMac Mortgage Investment Trust	1,550	35,759
People’s United Financial, Inc.	20,709	298,831
Pepco Holdings, Inc.	10,027	193,321
PepsiCo, Inc.	7,139	600,319
Perrigo Co.	166	22,890
Pfizer, Inc.	15,686	481,246
Philip Morris International, Inc.	6,717	598,619
Phillips 66	1,964	126,541
Piedmont Natural Gas Co., Inc.	1,147	39,159
Pinnacle Financial Partners, Inc.(1)	706	21,886
Platinum Underwriters Holdings, Ltd.	1,020	63,434
PNC Financial Services Group, Inc. (The)	2,013	148,016
Power Integrations, Inc.	543	31,190
PPG Industries, Inc.	718	131,092
PPL Corp.	7,469	228,775
Praxair, Inc.	4,072	507,819
Prestige Brands Holdings, Inc.(1)	2,876	89,817
priceline.com, Inc.(1)	325	342,495
Pricesmart, Inc.	293	33,340
ProAssurance Corp.	4,023	182,322
Procter & Gamble Co.	7,868	635,341
Progressive Corp.	7,127	185,088
Provident Financial Services, Inc.	4,077	76,403
Public Service Enterprise Group, Inc.	5,913	198,086
Quest Diagnostics, Inc.	3,364	201,537
Ralph Lauren Corp.	202	33,459
Raytheon Co.	3,029	249,499
RBC Bearings, Inc.(1)	730	50,217
Regal Entertainment Group	10,758	204,510
Regal-Beloit Corp.	456	33,438
Republic Services, Inc.	9,849	329,646

Security	Shares	Value

United States (continued)
Retail Opportunity Investments Corp.	2,403	$35,564
Reynolds American, Inc.	6,839	351,319
Rockwell Automation, Inc.	283	31,246
Ross Stores, Inc.	632	48,885
Royal Gold, Inc.	1,654	79,458
RPM International, Inc.	5,422	209,940
RR Donnelley & Sons Co.	3,058	56,787
SBA Communications Corp., Class A(1)	993	86,858
SCANA Corp.	4,011	187,033
Schlumberger, Ltd.	4,138	387,813
Science Applications International Corp.	2,190	77,198
Scotts Miracle-Gro Co. (The), Class A	4,174	245,097
Seattle Genetics, Inc.(1)	1,072	41,411
Selective Insurance Group, Inc.	3,029	79,572
SemGroup Corp., Class A	520	31,403
Sempra Energy	2,100	191,394
Sherwin-Williams Co. (The)	780	146,640
Sigma-Aldrich Corp.	459	39,671
Signature Bank(1)	738	75,143
Sonoco Products Co.	5,119	208,036
Southern Co. (The)	8,508	348,062
Southwest Airlines Co.	7,045	121,315
Southwest Gas Corp.	640	34,726
Spectra Energy Corp.	14,956	531,985
Sprint Nextel Corp.(1)	10,065	67,737
Standex International Corp.	316	19,437
Stanley Black & Decker, Inc.	840	66,436
Starbucks Corp.	5,871	475,845
Stericycle, Inc.(1)	487	56,589
Stryker Corp.	348	25,703
Sysco Corp.	7,729	249,956
TAL International Group, Inc.(1)	4,677	225,946
Targa Resources Corp.	496	38,470
Target Corp.	5,050	327,189
Techne Corp.	361	31,548
TECO Energy, Inc.	13,901	238,680
Teekay Corp.	6,539	283,989
Teleflex, Inc.	2,533	233,492
Tesoro Corp.	2,237	109,367
Tetra Tech, Inc.(1)	1,285	33,577
Texas Capital Bancshares, Inc.(1)	504	26,233
Texas Industries, Inc.(1)	575	30,878
Texas Instruments, Inc.	4,744	199,628
Texas Roadhouse, Inc.	1,171	32,109
TFS Financial Corp.(1)	2,168	26,320
Thomson Reuters Corp.	8,932	335,575
Tidewater, Inc.	3,714	223,657

34	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Time Warner Cable, Inc.	1,852	$222,518
Time Warner, Inc.	7,175	493,209
TJX Cos., Inc. (The)	3,566	216,777
Towers Watson & Co., Class A	885	101,607
Tredegar Corp.	1,164	34,012
Trex Co., Inc.(1)	90	6,320
Tyco International, Ltd.	1,241	45,359
Tyler Technologies, Inc.(1)	830	80,269
U.S. Bancorp	10,423	389,403
UGI Corp.	1,894	78,355
UIL Holdings Corp.	530	20,416
Umpqua Holdings Corp.	1,733	28,369
Union Pacific Corp.	887	134,292
United Bankshares, Inc.	2,103	62,207
United Parcel Service, Inc., Class B	6,222	611,249
United Technologies Corp.	3,777	401,306
UnitedHealth Group, Inc.	5,154	351,812
URS Corp.	529	28,682
Valero Energy Corp.	6,005	247,226
Validus Holdings, Ltd.	5,307	209,520
Valmont Industries, Inc.	389	54,655
Valspar Corp. (The)	409	28,618
ValueVision Media, Inc.(1)	19,438	103,799
Vectren Corp.	6,201	216,539
VeriSign, Inc.(1)	1,141	61,933
Verizon Communications, Inc.	13,899	702,038
Viacom, Inc., Class B	2,332	194,232
Visa, Inc., Class A	2,098	412,614
Vistaprint NV(1)	466	25,187
Vitamin Shoppe, Inc.(1)	274	12,853
W.W. Grainger, Inc.	401	107,857
Wal-Mart Stores, Inc.	9,342	716,998
Walgreen Co.	1,930	114,333
Walt Disney Co. (The)	1,423	97,604
Washington Federal, Inc.	2,109	48,043
Washington Post Co., Class B	119	76,555
Waste Connections, Inc.	2,011	85,950
Waste Management, Inc.	14,690	639,603
Watsco, Inc.	560	53,362
WellPoint, Inc.	2,683	227,518
Wells Fargo & Co.	5,561	237,399
Wendy’s Co. (The)	3,955	34,369
Werner Enterprises, Inc.	7,986	184,956
Westamerica Bancorporation	569	29,292
Westar Energy, Inc.	6,037	190,830
Western Alliance Bancorp(1)	1,256	26,564
Western Refining, Inc.	1,219	39,337

Security	Shares	Value

United States (continued)
WGL Holdings, Inc.	629	$28,311
White Mountains Insurance Group, Ltd.	31	18,106
Williams Cos., Inc.	7,781	277,860
Windstream Corp.	28,545	244,060
World Fuel Services Corp.	521	19,876
Wynn Resorts, Ltd.	1,384	230,090
Xcel Energy, Inc.	8,251	238,124
Xilinx, Inc.	1,842	83,664
Yahoo! Inc.(1)	1,629	53,643
Yum! Brands, Inc.	3,425	231,598
Zions Bancorporation	2,563	72,712

		$77,469,829

Total Common Stocks (identified cost $129,321,097)		$151,756,813

Equity-Linked Securities(6) — 1.4%

Security	Maturity Date	Shares	Value

India(7) — 1.4%
Adani Enterprises, Ltd.	11/2/16	7,600	$25,726
Adani Ports and Special Economic Zone	11/2/16	14,900	35,313
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,900	28,129
Asian Paints, Ltd.	8/17/16	6,100	53,588
Axis Bank, Ltd.	10/8/14	2,200	43,824
Bajaj Auto, Ltd.	7/29/16	700	24,286
Bank of Baroda	9/29/14	3,100	32,457
Bharat Forge, Ltd.	11/2/16	4,200	20,475
Bharat Heavy Electricals, Ltd.	9/29/14	13,100	30,130
Bharti Airtel, Ltd.	9/29/14	22,000	131,560
Cairn India, Ltd.	9/29/14	10,500	54,075
Cipla, Ltd.	9/29/14	6,000	40,380
Coal India, Ltd.	11/2/16	12,000	56,280
Colgate-Palmolive (India), Ltd.	10/1/14	1,300	26,234
Divi’s Laboratories, Ltd.	11/2/16	1,200	19,008
DLF, Ltd.	11/2/16	21,600	53,352
Essar Oil, Ltd.	11/2/16	28,700	24,252
Federal Bank, Ltd.	7/29/16	49,500	66,082
GAIL India, Ltd.	4/6/16	8,100	46,656
GlaxoSmithKline Pharmaceuticals, Ltd.	11/3/16	500	19,790
Glenmark Pharmaceuticals, Ltd.	11/2/16	2,000	18,360
Gujarat State Petronet, Ltd.	11/2/16	16,300	14,915
Hero Motocorp, Ltd.	10/8/14	700	23,639
Hindalco Industries, Ltd.	6/30/16	19,100	35,717
Hindustan Petroleum Corp., Ltd.	10/13/14	8,500	27,880

35	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

India (continued)
Hindustan Unilever, Ltd.	10/1/14	6,600	$65,538
Hindustan Zinc, Ltd.	10/13/14	11,300	24,634
IDBI Bank, Ltd.	11/2/16	28,400	31,382
Idea Cellular, Ltd.	11/2/16	16,000	45,040
IFCI, Ltd.	10/13/14	94,100	37,169
Indiabulls Financial Services, Ltd.	11/2/16	9,200	40,802
Indiabulls Housing Finance	8/6/18	9,200	32,062
Indian Oil Corp., Ltd.	4/26/16	10,700	35,203
IndusInd Bank, Ltd.	12/15/14	8,800	63,844
Infrastructure Development Finance Company, Ltd.	10/8/14	23,900	41,108
ITC, Ltd.	9/29/14	16,600	90,553
Jaiprakash Associates, Ltd.	10/13/14	17,200	13,330
Jindal Steel and Power, Ltd. JSPL	9/29/14	9,900	38,709
Kotak Mahindra Bank, Ltd.	10/13/14	4,600	56,396
Larsen & Toubro, Ltd.	11/4/14	3,300	52,338
Lupin, Ltd.	11/2/16	2,000	28,930
Mahindra & Mahindra, Ltd.	10/15/14	2,100	30,387
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	16,845
Nestle India, Ltd.	9/8/15	400	36,466
NMDC, Ltd.	11/2/16	14,500	32,770
NTPC, Ltd.	4/26/16	28,500	69,255
Oil and Natural Gas Corp., Ltd.	4/26/16	19,400	92,829
Oil India, Ltd.	11/2/16	3,450	26,634
Power Finance Co.	7/27/15	23,700	51,903
Power Grid Corp. of India, Ltd.	11/16/15	30,500	50,325
Reliance Infrastructure, Ltd.	4/26/16	3,900	27,436
Reliance Power, Ltd.	11/2/16	11,200	13,384
Shriram Transport Finance Co.	9/24/14	3,952	39,362
Siemens, Ltd.	11/2/16	3,200	30,352
Sun Pharmaceutical Industries, Ltd.	4/26/16	6,500	64,480
Tata Chemicals, Ltd.	6/30/16	5,500	24,008
Tata Consultancy Services, Ltd.	10/13/14	4,000	137,620
Tata Power Co., Ltd.	4/26/16	15,600	20,826
Tata Steel, Ltd.	10/13/14	10,400	56,732
Union Bank of India, Ltd.	7/29/16	9,500	19,095
Wipro, Ltd.	10/13/14	9,193	71,522
Yes Bank, Ltd.	11/2/16	5,100	30,651

			$2,592,028

Security	Maturity Date	Shares	Value

Kuwait(8) — 0.0%
Al Safwa Group Holding Co. KSC(1)(3)	11/15/13	160,000	$0

			$0

Total Equity-Linked Securities (identified cost $2,705,307)			$2,592,028

Exchange-Traded Funds — 0.1%

Security	Shares	Value

Vanguard FTSE Emerging Markets ETF	3,990	$167,061

Total Exchange-Traded Funds (identified cost $163,271)		$167,061

Rights(1) — 0.0%(2)

Security	Shares	Value
Salfacorp SA, Exp. 11/8/13	1,231	$1

Total Rights (identified cost $0)		$1

Warrants(1) — 0.0%

Security	Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00	16,666	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 15.5%

U.S. Treasury Obligations — 6.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/9/14	$2,500	$2,499,875
U.S. Treasury Bill, 0.00%, 3/6/14(9)	10,000	9,998,180

Total U.S. Treasury Obligations (identified cost $12,494,579)		$12,498,055

36	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Other — 8.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(10)	$16,932	$16,932,371

Total Other (identified cost $16,932,371)		$16,932,371

Total Short-Term Investments (identified cost $29,426,950)		$29,430,426

Total Investments — 96.9% (identified cost $161,616,625)		$183,946,329

Other Assets, Less Liabilities — 3.1%		$5,848,485

Net Assets — 100.0%		$189,794,814

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $484,929 or 0.3% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $2,592,028 or 1.4% of the Portfolio’s net assets.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	61.4%	$116,513,096
Euro	7.9	14,963,320
Hong Kong Dollar	2.7	5,195,318
British Pound Sterling	2.7	5,018,912
Japanese Yen	2.6	4,934,749
Swiss Franc	1.4	2,737,279
South African Rand	1.4	2,699,996
New Taiwan Dollar	1.4	2,686,431
South Korean Won	1.4	2,622,961
Australian Dollar	1.2	2,327,413
Swedish Krona	1.1	1,996,411
Other currency, less than 1% each	11.7	22,250,443

Total Investments	96.9%	$183,946,329

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.3%	$27,043,704
Industrials	9.4	17,866,801
Consumer Discretionary	8.8	16,755,766
Consumer Staples	8.5	16,043,692
Materials	7.6	14,512,736
Information Technology	7.6	14,447,325
Energy	7.4	14,006,225
Health Care	7.1	13,403,066
Utilities	5.8	11,069,412
Telecommunication Services	4.8	9,200,115
Exchange-Traded Funds	0.1	167,061
Short-Term Investments	15.5	29,430,426

Total Investments	96.9%	$183,946,329

37	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $144,684,254)	$167,013,958
Affiliated investment, at value (identified cost, $16,932,371)	16,932,371
Cash	772
Restricted cash*	10,819,060
Foreign currency, at value (identified cost, $336,224)	334,348
Dividends receivable	180,484
Interest receivable from affiliated investment	1,468
Receivable for open swap contracts	754,909
Tax reclaims receivable	87,645
Total assets	$196,125,015

Liabilities
Payable for investments purchased	$308
Payable for variation margin on open financial futures contracts	644,154
Payable for open swap contracts	516,210
Payable for closed swap contracts	4,850,665
Payable to affiliates:
Investment adviser fee	134,389
Trustees’ fees	798
Accrued foreign capital gains taxes	1,746
Accrued expenses	181,931
Total liabilities	$6,330,201
Net Assets applicable to investors’ interest in Portfolio	$189,794,814

Sources of Net Assets
Investors’ capital	$170,480,567
Net unrealized appreciation	19,314,247
Total	$189,794,814

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

38	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2013
Dividends (net of foreign taxes, $260,910)	$4,149,340
Interest	70,787
Interest allocated from affiliated investment	38,538
Expenses allocated from affiliated investment	(4,483)
Total investment income	$4,254,182

Expenses
Investment adviser fee	$2,357,678
Trustees’ fees and expenses	10,214
Custodian fee	512,169
Legal and accounting services	98,835
Stock dividend tax	582
Miscellaneous	20,049
Total expenses	$2,999,527
Deduct —
Reduction of custodian fee	$56
Total expense reductions	$56

Net expenses	$2,999,471

Net investment income	$1,254,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,073)	$8,062,102
Investment transactions allocated from affiliated investment	1,169
Financial futures contracts	(15,565,105)
Swap contracts	(7,793,661)
Foreign currency and forward foreign currency exchange contract transactions	(445,100)
Net realized loss	$(15,740,595)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $534)	$15,932,900
Financial futures contracts	(5,924,867)
Swap contracts	465,657
Foreign currency and forward foreign currency exchange contracts	116,634
Net change in unrealized appreciation (depreciation)	$10,590,324

Net realized and unrealized loss	$(5,150,271)

Net decrease in net assets from operations	$(3,895,560)

39	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$1,254,711	$800,316
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(15,740,595)	(7,744,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	10,590,324	8,723,923
Net increase (decrease) in net assets from operations	$(3,895,560)	$1,779,975
Capital transactions —
Contributions	$15,302,603	$286,927,481
Withdrawals	(85,317,708)	(25,001,977)
Net increase (decrease) in net assets from capital transactions	$(70,015,105)	$261,925,504

Net increase (decrease) in net assets	$(73,910,665)	$263,705,479

Net Assets
At beginning of year	$263,705,479	$—
At end of year	$189,794,814	$263,705,479

40	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.26%	1.30	%(2)
Net investment income	0.53%	0.56%
Portfolio Turnover	65%	22%

Total Return	(1.59)%	1.60%

Net assets, end of year (000’s omitted)	$189,795	$263,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

41	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Parametric Market Neutral Fund (formerly, Eaton Vance Parametric Structured Absolute Return Fund) held an interest of 68.1%, 6.0% and 20.9%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2013 were $22,614,287 or 11.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

42

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

43

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR, the investment advisory agreement between the Subsidiary and BMR and subsequent fee reduction agreements effective September 30, 2013, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.80% of its respective average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. Prior to September 30, 2013, the Portfolio and Subsidiary each paid BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million and over. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $2,357,678 or 0.99% of the Portfolio’s consolidated average daily net assets. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $97,200,324 and $121,329,368, respectively, for the year ended October 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$162,322,216

Gross unrealized appreciation	$25,501,823
Gross unrealized depreciation	(3,877,710)

Net unrealized appreciation	$21,624,113

The net unrealized appreciation on swap contracts and foreign currency transactions at October 31, 2013 on a federal income tax basis was $238,321.

44

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/13	194 E-mini MSCI EAFE Index	Short	$(18,026,775)	$(18,190,410)	$(163,635)
12/13	308 E-mini MSCI Emerging Markets Index	Short	(15,605,242)	(15,768,060)	(162,818)
12/13	828 E-mini S&P 500 Index	Short	(69,564,076)	(72,491,401)	(2,927,325)

					$(3,253,778)

Total Return Swaps
Counterparty	Notional Amount	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expi ration Date	Net Unrealized Appreciation (Depreciation)

Bank of America	$17,000,590	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA + 0.02%	10/31/14	$122
Bank of America	16,999,887	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA + 0.04%	10/31/14	30,523
Merrill Lynch International	36,757,103	Pays	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15%	11/20/13	546,502
Merrill Lynch International	2,962,043	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	11/20/13	17,960
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	11/20/13	10,022
Merrill Lynch International	2,962,043	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	11/20/13	32,175
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	11/20/13	(2,709)
Merrill Lynch International	2,962,043	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	11/20/13	21,762
Merrill Lynch International	2,962,043	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	11/20/13	(22,337)
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	11/20/13	6,742

45

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20%	11/20/13	$4,913
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	11/20/13	(49,075)
Merrill Lynch International	2,962,043	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	11/20/13	49,487
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	11/20/13	14,109
Merrill Lynch International	370,255	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.20	11/20/13	(4,632)
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	11/20/13	4,492
Merrill Lynch International	370,255	Receives	Return on Dow Jones-UBS Tin Subindex	Pays	0.20	11/20/13	1,166
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	11/20/13	(7,683)
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	11/20/13	(33,900)
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	11/20/13	(52,148)
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	11/20/13	(27,682)
Merrill Lynch International	740,511	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	11/20/13	14,934
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	11/20/13	(926)
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	11/20/13	(42,971)
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	11/20/13	(73,841)
Merrill Lynch International	1,481,022	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	11/20/13	(66,703)
Merrill Lynch International	1,481,022	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	11/20/13	(6,780)
Merrill Lynch International	185,128	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.30	11/20/13	(4,322)
Merrill Lynch International	2,962,043	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	11/20/13	(120,501)

							$238,699

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

46

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

In following its generally market-neutral strategy, the Portfolio achieved its long and short exposures to commodities using swap contracts and its short exposure to equities using swap contracts and futures contracts during the year ended October 31, 2013. In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk:  The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk:  During the year ended October 31, 2013, the Portfolio entered into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $516,210. The Portfolio may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Portfolio’s custodian. Securities pledged as collateral, if any, are identified in the Consolidated Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Consolidated Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,829,851 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $754,909, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $724,264. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $547,000, due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Equity Price	Commodity

Receivable for open swap contracts	$30,645	$724,264

Total Asset Derivatives	$30,645	$724,264

Net unrealized appreciation*	$(3,253,778)	$—
Payable for open swap contracts	—	(516,210)

Total Liability Derivatives	$(3,253,778)	$(516,210)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

47

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Consolidated Statement of Operations Caption	Equity Price	Foreign Exchange	Commodity

Net realized gain (loss) —
Financial futures contracts	$(13,106,444)	$(2,458,661)	$—
Swap contracts	(8,049,362)	—	255,701
Foreign currency and forward foreign currency exchange contract transactions	—	(387,017)	—

Total	$(21,155,806)	$(2,845,678)	$255,701

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$(5,497,625)	$(427,242)	$—
Swap contracts	30,412	—	435,245
Foreign currency and forward foreign currency exchange contracts	—	114,961	—

Total	$(5,467,213)	$(312,281)	$435,245

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $143,832,000, $58,111,000 and $203,507,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48

Parametric Market Neutral Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$904,038	$24,592,560	$152	$25,496,750
Developed Europe	—	26,851,899	—	26,851,899
Developed Middle East	245,795	573,857	—	819,652
Emerging Europe	310,819	7,066,868	—	7,377,687
Latin America	6,552,835	1,760,775	—	8,313,610
Middle East/Africa	—	5,427,386	—	5,427,386
North America	77,469,829	—	—	77,469,829

Total Common Stocks	$85,483,316	$66,273,345 **	$152	$151,756,813

Equity-Linked Securities	$—	$2,592,028	$0	$2,592,028
Exchange-Traded Funds	167,061	—	—	167,061
Rights	1	—	—	1
Warrants	0	—	—	0
Short-Term Investments —
U.S. Treasury Obligations	—	12,498,055	—	12,498,055
Other	—	16,932,371	—	16,932,371

Total Investments	$85,650,378	$98,295,799	$152	$183,946,329

Swap Contracts	$—	$754,909	$—	$754,909

Total	$85,650,378	$99,050,708	$152	$184,701,238

Liability Description

Futures Contracts	$(3,253,778)	$—	$—	$(3,253,778)
Swap Contracts	—	(516,210)	—	(516,210)

Total	$(3,253,778)	$(516,210)	$—	$(3,769,988)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2013 is not presented.

At October 31, 2013, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

9  Name Change

Effective March 1, 2013, the name of Parametric Market Neutral Portfolio was changed from Parametric Structured Absolute Return Portfolio.

49

Parametric Market Neutral Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio):

We have audited the accompanying consolidated statement of assets and liabilities of Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio) and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2013, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and the consolidated supplementary data for each of the two years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Parametric Market Neutral Portfolio and subsidiary as of October 31, 2013, the results of their operations for the year then ended, and the changes in their net assets and the supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2013

50

Parametric Market Neutral Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Parametric Market Neutral Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust since 2007 and of the Portfolio since 2011

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2011	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust since 2007 and of the Portfolio since 2011

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2011

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

51

Parametric Market Neutral Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2011

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust since 2008 and of the Portfolio since 2011

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2011

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007, Trustee of the Trust since 2005 and of the Portfolio since 2011

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Payson F. Swaffield(2) 1956	President	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary of the Trust since 2007 and of the Portfolio since 2011; and Chief Legal Officer of the Trust since 2008 and of the Portfolio since 2011	Vice President of EVM and BMR.

52

Parametric Market Neutral Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2011	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007 and of the Portfolio since 2011.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser of Parametric Market Neutral Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Parametric Market Neutral Portfolio and Parametric Market Neutral Fund

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Investment Adviser and Administrator of Parametric Market Neutral Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5797-12/13	PPASARSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 to October 31, 2013, by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$33,000	$44,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$30,000	$38,230
All Other Fees(3)	$7,630	$0

Total	$70,630	$82,730

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s initial fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$37,630	$38,230
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Market Neutral Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2013

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 18, 2013